Schedule of details of debts (Details)	12 Months Ended
	Dec. 31, 2014 JAPAN [Member] Edap Technomed Co Ltd [Member] Loan One [Member] JPY (¥)	Dec. 31, 2014 JAPAN [Member] Edap Technomed Co Ltd [Member] Loan Two [Member] JPY (¥)	Dec. 31, 2014 JAPAN [Member] Edap Technomed Co Ltd [Member] Loan Three [Member] JPY (¥)	Dec. 31, 2014 JAPAN [Member] Edap Technomed Co Ltd [Member] Loan Three [Member] EUR (€)	Dec. 31, 2014 ITALY [Member] EUR (€)	Dec. 31, 2013 ITALY [Member] EUR (€)
Initial Amount	¥ 10,000,000	¥ 55,000,000	¥ 10,000,000		€ 242,000	€ 404,000
Interest rate	¥ 2.30	¥ 1.80	¥ 2.10	€ 2.10	€ 4.5	€ 1.9